SCHEDULE OF DUE FROM A RELATED PARTY (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Due from related parties	$ 71,219	$ 112,281
Chan Foong Ming [Member]
Related Party Transaction [Line Items]
Due from related parties		1,094
Chan Chee Hong [Member]
Related Party Transaction [Line Items]
Due from related parties	33,000	45,000
Sdh Bhd [Member]
Related Party Transaction [Line Items]
Due from related parties	38,219	66,187
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 71,219	$ 112,281